Congress SMid Growth ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Value
Aerospace & Defense - 3.2%
Curtiss-Wright Corp.	23,869	$8,281,111

Banks - 2.0%
Western Alliance Bancorp	57,664	5,066,936

Biotechnology - 2.5%
Halozyme Therapeutics, Inc. (a)	115,505	6,542,203

Broadline Retail - 2.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	51,804	5,776,664

Building Products - 2.6%
AZEK Co., Inc. (a)	131,639	6,743,866

Capital Markets - 3.5%
Morningstar, Inc.	17,289	5,681,857
PJT Partners, Inc. - Class A	19,455	3,209,491
		8,891,348

Construction & Engineering - 9.5%
Comfort Systems USA, Inc.	25,430	11,106,553
Sterling Infrastructure, Inc. (a)	39,693	5,653,077
Valmont Industries, Inc.	23,023	7,638,110
		24,397,740

Construction Materials - 2.8%
Summit Materials, Inc. - Class A (a)	137,456	7,190,323

Consumer Staples Distribution & Retail - 3.0%
BJ's Wholesale Club Holdings, Inc. (a)	78,700	7,795,235

Containers & Packaging - 1.6%
Avery Dennison Corp.	22,192	4,121,720

Distributors - 1.7%
Pool Corp.	13,051	4,492,807

Electrical Equipment - 1.9%
nVent Electric PLC	73,783	4,802,536

Electronic Equipment, Instruments & Components - 4.1%
Badger Meter, Inc.	24,024	5,138,974
CDW Corp./DE	27,178	5,412,227
		10,551,201

Energy Equipment & Services - 2.3%
Cactus, Inc. - Class A	97,813	5,840,414

Food Products - 1.7%
Simply Good Foods Co. (a)	113,615	4,317,370

Ground Transportation - 1.4%
Werner Enterprises, Inc.	101,968	3,681,045

Health Care Equipment & Supplies - 10.4%
Cooper Cos., Inc. (a)	54,605	5,272,113
Insulet Corp. (a)	23,854	6,640,476
Penumbra, Inc. (a)	16,352	4,365,493
STERIS PLC	21,361	4,713,305
UFP Technologies, Inc. (a)	20,563	5,647,834
		26,639,221

Hotels, Restaurants & Leisure - 1.7%
Choice Hotels International, Inc.	29,695	4,374,964

Insurance - 1.6%
Kinsale Capital Group, Inc.	9,357	4,135,233

Life Sciences Tools & Services - 3.9%
Medpace Holdings, Inc. (a)	16,878	5,892,954
Repligen Corp. (a)	25,541	4,245,169
		10,138,123

Machinery - 1.8%
Lincoln Electric Holdings, Inc.	22,761	4,524,432

Oil, Gas & Consumable Fuels - 2.1%
Range Resources Corp.	145,813	5,400,914

Personal Care Products - 1.8%
e.l.f Beauty, Inc. (a)	47,341	4,729,839

Pharmaceuticals - 2.4%
Prestige Consumer Healthcare, Inc. (a)	79,531	6,105,595

Professional Services - 3.0%
KBR, Inc.	87,841	4,780,307
Parsons Corp. (a)	37,178	2,947,100
		7,727,407

Semiconductors & Semiconductor Equipment - 2.2%
Entegris, Inc.	55,432	5,628,565

Software - 12.6%
CommVault Systems, Inc. (a)	32,263	5,138,205
CyberArk Software Ltd. (a)	31,333	11,623,916
PTC, Inc. (a)	38,812	7,509,346
SPS Commerce, Inc. (a)	43,798	8,088,615
		32,360,082

Specialty Retail - 6.0%
Tractor Supply Co.	131,853	7,167,529
Williams-Sonoma, Inc.	38,509	8,139,647
		15,307,176
TOTAL COMMON STOCKS (Cost $221,154,736)		245,564,070

REAL ESTATE INVESTMENT TRUSTS - 1.7%	Shares	Value
Terreno Realty Corp.	66,235	4,333,094
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,012,104)		4,333,094

SHORT-TERM INVESTMENTS - 2.9%		Value
Money Market Funds - 2.9%	Shares
First American Treasury Obligations Fund - Class X, 4.31% (b)	7,519,150	7,519,150
TOTAL SHORT-TERM INVESTMENTS (Cost $7,519,150)		7,519,150

TOTAL INVESTMENTS - 100.1% (Cost $232,685,990)		257,416,314
Liabilities in Excess of Other Assets - (0.1)%		(139,306)
TOTAL NET ASSETS - 100.0%		$257,277,008
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Congress SMid Growth ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$245,564,070	$–	$–	$245,564,070
Real Estate Investment Trusts	4,333,094	–	–	4,333,094
Money Market Funds	7,519,150	–	–	7,519,150
Total Investments	$257,416,314	$–	$–	$257,416,314

Refer to the Schedule of Investments for further disaggregation of investment categories.